UNITED STATES

             SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549

                          FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        AFA Financial, Inc.
Address:     8748 Brecksville Road
             Suite 115
             Brecksville, OH 44141

13F File Number: 28-2369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michelle Leicher
Title:   Vice President
Phone:   440-838-0800
Signature, Place, and Date of Signing

Michelle Leicher     Reno, Nevada    July 11, 2000

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $76,867


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
                                           FORM 13F INFORMATION TABLE
                                                      VALUE       SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE

ABBOTT LABS                COM            002824100    2189        49325   SH           SOLE     N/A               49325
AMERICAN EXPRESS           COM            025816109    1684        32300   SH           SOLE     N/A               32300
AMERICAN HOME PRODUCTS     COM            026609107    1549        26370   SH           SOLE     N/A               26370
AMGEN, INC.                COM            031162100    1524        21690   SH           SOLE     N/A               21690
AT & T CORP                COM            001957109     967        30571   SH           SOLE     N/A               30571
BAXTER INTERNATIONAL       COM            071813109     382         5429   SH           SOLE     N/A                5429
CHASE MANHATTAN            COM            16161A108     380         8250   SH           SOLE     N/A                8250
CISCO SYSTEMS              COM            17275R102    5123        80598   SH           SOLE     N/A               80598
CITIGROUP                  COM            172967101    3316        55040   SH           SOLE     N/A               55040
COSTCO WHOLESALE           COM            22160Q102     332        10075   SH           SOLE     N/A               10075
DELL COMPUTERS             COM            247025109    4032        81755   SH           SOLE     N/A               81755
DIGENE CORP                COM            253752109     565        14000   SH           SOLE     N/A               14000
EMERSON ELECTRIC           COM            291011104     211         3500   SH           SOLE     N/A                3500
ENRON CORP                 COM            293561106    1414        21915   SH           SOLE     N/A               21915
FEDERAL NAT'L MTG          COM            313586109    1033        19790   SH           SOLE     N/A               19790
FLOWERS INDS.              COM            343496105    3724       186775   SH           SOLE     N/A              186775
GENERAL ELECTRIC           COM            369604103    4169        78660   SH           SOLE     N/A               78660
GOODRICH, B.F. CO.         COM            382388106     511        15000   SH           SOLE     N/A               15000
HOME DEPOT                 COM            437076102    2960        59282   SH           SOLE     N/A               59282
HONEYWELL INT'L            COM            438516107    1535        45575   SH           SOLE     N/A               45575
HOUSEHOLD INT'L            COM            441815107    2421        58250   SH           SOLE     N/A               58250
INTEL                      COM            458140100    6626        49560   SH           SOLE     N/A               49560
JOHNSON & JOHNSON          COM            478160104    1396        13700   SH           SOLE     N/A               13700
LEVEL 3 COMMUNICATIONS     COM            52729N100    3755        42665   SH           SOLE     N/A               42665
LINEAR TECHNOLOGY          COM            535678106    1076        16825   SH           SOLE     N/A               16825
LUCENT TECH.               COM            549463107    3018        50937   SH           SOLE     N/A               50937
MASCO CORP                 COM            574599106     704        38950   SH           SOLE     N/A               38950
MCI WORLDCOM, INC.         COM            55268B106     361         7875   SH           SOLE     N/A                7875
MEDTRONIC INC.             COM            585055106     498        10000   SH           SOLE     N/A               10000
MERCK AND CO.              COM            589331107    1453        19145   SH           SOLE     N/A               19145
MICROSOFT CORP             COM            594918104    3010        37625   SH           SOLE     N/A               37625
MORGAN STANLEY DWD CO      COM            617446448    3414        41010   SH           SOLE     N/A               41010
PPG INDUSTRIES INC.        COM            693506107     270         6100   SH           SOLE     N/A                6100
SCHERING-PLOUGH            COM            806605101    2517        49720   SH           SOLE     N/A               49720
TYCO INTERNATIONAL         COM            902120106    4226        89682   SH           SOLE     N/A               89682
UNION PACIFIC              COM            907818108    1009        27125   SH           SOLE     N/A               27125
WAL-MART STORES            COM            931142103    3515        60990   SH           SOLE     N/A               60990
